Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Non derivative financial Liabilities [Abstract]
Short-term borrowings	$ 184,000	$ 147,000	$ 138,000
Financial liability at amortized cost	5,071	4,837	4,524
Guarantee deposits	154	604	1,203
Not later than Six months [Member]
Non derivative financial Liabilities [Abstract]
Short-term borrowings	134,332	97,302	88,208
Financial liability at amortized cost	5,071	0	0
Guarantee deposits	154	604	1,203
Non-derivative financial liabilities, undiscounted cash flows	139,557	97,906	89,411
Later than six months and not later than one year [member]
Non derivative financial Liabilities [Abstract]
Short-term borrowings	50,005	50,004	50,002
Financial liability at amortized cost	0	0	0
Guarantee deposits	0	0	0
Non-derivative financial liabilities, undiscounted cash flows	50,005	50,004	50,002
Later than one year and not later than two years [member]
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0	0	0
Financial liability at amortized cost	0	4,837	0
Guarantee deposits	0	0	0
Non-derivative financial liabilities, undiscounted cash flows	0	4,837	0
Later than two years and not later than five years [member]
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0	0	0
Financial liability at amortized cost	0	0	4,524
Guarantee deposits	0	0	0
Non-derivative financial liabilities, undiscounted cash flows	0	0	4,524
Later than five years [member]
Non derivative financial Liabilities [Abstract]
Short-term borrowings	0	0	0
Financial liability at amortized cost	0	0	0
Guarantee deposits	0	0	0
Non-derivative financial liabilities, undiscounted cash flows	0	0	0
Contractual Cash Flows [Member]
Non derivative financial Liabilities [Abstract]
Short-term borrowings	184,337	147,306	138,210
Financial liability at amortized cost	5,071	4,837	4,524
Guarantee deposits	154	604	1,203
Non-derivative financial liabilities, undiscounted cash flows	$ 189,562	$ 152,747	$ 143,937